Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended				12 Months Ended				2 Months Ended	3 Months Ended	6 Months Ended		2 Months Ended			1 Months Ended	3 Months Ended							6 Months Ended	10 Months Ended	12 Months Ended				10 Months Ended				2 Months Ended					2 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	10 Months Ended	12 Months Ended						3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Dec. 31, 2011 Y farm region supplier segment business_unit	Jun. 30, 2012 segment business_unit region	Dec. 31, 2011 Product Liability [Member]	Dec. 31, 2011 Employee Injury Benefit Plan [Member]	Dec. 31, 2011 Buildings [Member] Y	Dec. 31, 2011 Property, Plant and Equipment, Other Types [Member] Y	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Successor [Member]	Jun. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Nov. 03, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member] Collaborative Arrangement, Co-promotion [Member]	Dec. 31, 2011 Successor [Member] United States [Member]	Dec. 31, 2011 Successor [Member] Sales [Member] Americas geographic region [Member] Geographic Concentration Risk [Member]	Nov. 03, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2008 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member] Collaborative Arrangement, Co-promotion [Member]	Nov. 03, 2011 Predecessor [Member] Sales [Member] Americas geographic region [Member] Geographic Concentration Risk [Member]	Dec. 31, 2010 Predecessor [Member] Sales [Member] Americas geographic region [Member] Geographic Concentration Risk [Member]	Dec. 31, 2009 Predecessor [Member] Sales [Member] Americas geographic region [Member] Geographic Concentration Risk [Member]	Dec. 31, 2011 Chiron Guernsey Holdings LP [Member] Minimum [Member]	Dec. 31, 2011 Centaur Managing Limited Partner [Member] Maximum [Member]	Dec. 31, 2011 Chiron Guernsey GP Co. Limited [Member]	Dec. 31, 2011 Acute and Extended Care Organizations [Member] Successor [Member] Sales [Member] United States [Member] Geographic Concentration Risk [Member]	Nov. 03, 2011 Acute and Extended Care Organizations [Member] Predecessor [Member] Sales [Member] United States [Member] Geographic Concentration Risk [Member]	Dec. 31, 2011 Medicare [Member] Successor [Member] United States [Member]	Nov. 03, 2011 Medicare [Member] Predecessor [Member] United States [Member]	Dec. 31, 2010 Medicare [Member] Predecessor [Member] United States [Member]	Dec. 31, 2009 Medicare [Member] Predecessor [Member] United States [Member]	Dec. 31, 2011 Novation, LLC [Member] Successor [Member] United States [Member]	Nov. 03, 2011 Novation, LLC [Member] Predecessor [Member] United States [Member]	Dec. 31, 2010 Novation, LLC [Member] Predecessor [Member] United States [Member]	Dec. 31, 2009 Novation, LLC [Member] Predecessor [Member] United States [Member]	Jun. 30, 2012 Interest Rate Cap [Member] Concentration of Credit Risk [Member]	Dec. 31, 2011 Interest Rate Cap [Member] Concentration of Credit Risk [Member]	Jun. 30, 2012 Interest Rate Swap [Member] Concentration of Credit Risk [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Concentration of Credit Risk [Member]	Jun. 30, 2012 Accounting Standards Update 2011-07 [Member] Successor [Member]	Jun. 30, 2012 Accounting Standards Update 2011-07 [Member] Successor [Member]	Jun. 30, 2011 Accounting Standards Update 2011-07 [Member] Predecessor [Member]	Jun. 30, 2011 Accounting Standards Update 2011-07 [Member] Predecessor [Member]	Dec. 31, 2011 Former Chief Executive Officer [Member] Successor [Member]
Basis of Presentation and Principles of Consolidation [Abstract]
Ownership percentage																																		99.00%	1.00%
Percentage of general partnership owned																																				100.00%
Number of reportable operating segments	3	3
Number of global business units	3	3
Number of primary geographic regions	3	3
Nature of Operations and Customer Concentration [Abstract]
Concentration risk, percentage															78.30%																77.90%	78.50%	77.60%				47.50%	45.80%
Total revenue									$ 347,256,000	$ 495,059,000	$ 986,082,000		$ 300,000	$ 257,008,000		$ 168,766,000	$ 530,358,000	$ 518,793,000	$ 500,205,000	$ 526,361,000	$ 505,727,000	$ 496,715,000	$ 484,791,000	$ 1,018,998,000	$ 1,718,122,000	$ 2,013,594,000	$ 1,988,486,000			$ 1,200,000									$ 28,900,000	$ 141,400,000	$ 163,600,000	$ 155,200,000	$ 25,100,000	$ 134,800,000	$ 176,900,000	$ 192,900,000
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents, deposits from deferred compensation									215,426,000	235,748,000	235,748,000	711,885,000				711,885,000		498,424,000		316,603,000				498,424,000	711,885,000	316,603,000	263,157,000	711,885,000	247,767,000																										5,600,000
Inventories [Abstract]
Sale-only products in excess of anticipated demand, reserve percentage	100.00%
Obsolescence reserve balance percentage							0.00%	100.00%
Long-Lived Assets [Abstract]
Minimum useful life					20	3
Maximum useful life					30	7
Depreciation expense									37,300,000																68,500,000	94,700,000	99,300,000
Goodwill and Other Intangible Assets [Abstract]
Minimum useful life	2
Maximum useful life	20
Self-Insurance [Abstract]
Self-Insurance retention			500,000	750,000
Casualty insurance deductible	750,000
Concentration of Credit Risk [Abstract]
Notional amount of interest rate swap and cap agreements																																															1,045,000,000	1,048,000,000	1,045,000,000	1,048,000,000
Shipping and Handling [Abstract]
Shipping and handling									900,000																4,000,000	4,100,000	4,300,000
Advertising Expenses [Abstract]
Advertising expense									2,300,000																9,800,000	12,900,000	13,300,000
Recently Adopted Accounting Standards [Abstract]
Adjustment to revenue																																																			900,000	2,100,000	1,000,000	2,000,000
Adjustment to selling, general, and administrative expenses																																																			$ 900,000	$ 2,100,000	$ 1,000,000	$ 2,000,000
Concentrations In Available Sources Of Materials [Abstract]
Number of qualified porcine tissue suppliers	2
Number of separate breeding herd farms supplying porcine tissue	3